Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Pre-Acquisition Assets And Liabilities

Company assets and liabilities pre- reverse acquisition:

Cash and cash equivalents	$289,654
Note receivable	142,500
Total assets	$432,154

Accounts payable and accrued expenses	$20,504
Loan payable - related party - long term	41,995
Convertible notes payable – long term	500,000
Total liabilities	562,499
Total liabilities assumed	$(130,345)

Schedule Of Consolidated Pro Forma Information Showing Results Of Operations

The following summarized unaudited consolidated pro forma information shows the results of operations of the Company had the reverse acquisition occurred on January 1, 2018:

Pro Forma (Unaudited) Year Ended December 31,
2018
Total revenues	$173,889
Net income	$819,105
Net income per common share, basic	$0.01
Net income per common share, diluted	$0.01